Financial Risk Management and Fair Values of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2025
Financial Risk Management and Fair Values of Financial Instruments [Abstract]
Schedule of Breakdown of Trade Receivables Before Expected Credit Losses

The following table provides a breakdown of trade receivables before ECL by customer groups:

	As of December 31, 2024	As of June 30, 2025
	MYR	MYR	USD
Third-party retail outlet customers	32,716	64,121	15,174
Third-party industrial business customers	35,895,157	35,897,665	8,495,081
Related party customers	1,132,841	82,841	19,604
Total trade receivables, gross	37,060,714	36,044,627	8,529,859

Schedule of Exposure to Credit Risk and Expected Credit Losses for Trade Receivables Related to Third-Party Retail Outlet Customers

The following tables provide information about the Group’s exposure to credit risk and ECL for trade receivables related to third-party retail outlet customers as of December 31, 2024 and June 30, 2025:

	As of December 31, 2024
	Gross carrying amount	Loss allowance	Expected loss rate	Net balance
	MYR	MYR		MYR
0 - 90 days	28,372	(2,433)	8.6%	25,939
91 – 180 days	747	(453)	60.6%	294
181 - 270 days	1,114	(918)	82.4%	196
271 - 365 days	1,146	(1,146)	100.0%	–
Over 1 year	1,337	(1,337)	100.0%	–
	32,716	(6,287)		26,429

	As of June 30, 2025
	Gross carrying amount	Loss allowance	Expected loss rate	Net balance
	MYR	MYR		MYR	USD
0 - 90 days	55,858	(2,987)	5.3%	52,871	12,512
91 – 180 days	2,630	(2,198)	83.6%	432	102
181 - 270 days	1,289	(1,077)	83.6%	212	50
271 - 365 days	747	(747)	100.0%	–	–
Over 1 year	3,597	(3,597)	100.0%	–	–
	64,121	(10,606)		53,515	12,664

Schedule of Exposure to Credit Risk and Expected Credit Losses Receivables from Related Parties

The following tables provide information about the Group’s exposure to credit risk and ECL for trade receivables related to third-party industrial business customers as of December 31, 2024 and June 30, 2025:

	As of December 31, 2024
	Gross carrying amount	Loss allowance	Expected loss rate	Net balance
	MYR	MYR		MYR
Grade - low risk	11,732,969	(58,485)	0.5%	11,674,484
Grade - fair risk	24,162,188	(266,260)	1.1%	23,895,928
	35,895,157	(324,745)		35,570,412
	As of June 30, 2025
	Gross carrying amount	Loss allowance	Expected loss rate	Net balance
	MYR	MYR		MYR	USD
Grade - low risk	18,530,074	(92,326)	0.5%	18,437,748	4,363,241
Grade - fair risk	17,367,591	(215,803)	1.2%	17,151,788	4,058,922
	35,897,665	(308,129)		35,589,536	8,422,163
	As of December 31, 2024
	Gross carrying amount	Loss allowance	Expected loss rate	Net balance
	MYR	MYR		MYR
Grade - low risk	100,000	(500)	0.5%	99,500
Grade - fair risk	32,841	(328)	1.0%	32,513
Grade - substantial	1,000,000	(412,000)	41.2%	588,000
	1,132,841	(412,828)		720,013

	As of June 30, 2025
	Gross carrying amount	Loss allowance	Expected loss rate	Net balance
	MYR	MYR		MYR	USD
Grade - low risk	32,841	(32,841)	100.0%	–	–
Grade - fair risk	50,000	(50,000)	100.0%	–	–
	82,841	(82,841)		–	–

Schedule of Movement of Expected Credit Losses
MYR
As of January 1, 2024	82,597
Provision for expected credit loss on trade receivables	4,085
As of June 30, 2024	86,682
Provision for expected credit loss on trade receivables	657,178
As of December 31, 2024 and January 1, 2025	743,860
Reversal of expected credit loss on trade receivables	(342,284)
As of June 30, 2025	401,576
As of June 30, 2025 (USD)	95,032

Schedule of Financial Liabilities Based on Contractual Undiscounted Cash Flows

The following tables show the remaining contractual maturities at the end of the years presented of the Group’s financial liabilities, which are based on contractual undiscounted cash flows (including interest payments computed using contracted rates) and the earliest date the Group can be required to pay.

	Within 1 year or on demand	More than 1 year but less than 2 years	More than 2 years but less than 5 years	More than 5 years	Total	Carrying amount as of December 31, 2024
	MYR	MYR	MYR	MYR	MYR	MYR
Trade payables	14,089,238	–	–	–	14,089,238	14,089,238
Other payables	3,105,476	–	–	–	3,105,476	3,105,476
Amounts due to related parties	4,010,937	–	–	–	4,010,937	4,001,850
Bank borrowing	16,347	16,260	27,048	–	59,655	53,029
Redeemable convertible preference shares	4,622,304	7,083,959	–	–	11,706,263	9,912,049
Lease liabilities	629,136	689,248	1,805,975	–	3,124,359	2,493,310
	26,473,438	7,789,467	1,833,023	–	36,095,928	33,654,952
	Within 1 year or on demand	More than 1 year but less than 2 years	More than 2 years but less than 5 years	More than 5 years	Total	Carrying amount as of June 30, 2025
	MYR	MYR	MYR	MYR	MYR	MYR	USD
Trade payables	9,730,696	–	–	–	9,730,696	9,730,696	2,302,741
Other payables	2,119,398	–	–	–	2,119,398	2,119,398	501,550
Amounts due to related parties	8,762,010	–	–	–	8,762,010	8,734,750	2,067,054
Bank borrowing	16,347	16,260	18,918	–	51,525	46,566	11,020
Redeemable convertible preference shares	4,360,684	6,683,010	–	–	11,043,694	9,047,559	2,141,079
Lease liabilities	637,564	732,504	1,439,724	–	2,809,792	2,299,407	544,148
	25,626,699	7,431,774	1,458,642	–	35,517,115	31,978,376	7,567,592